SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nontrade Receivables, Current	$ 159	$ 271
Government of Israel [Member]
Nontrade Receivables, Current	92	162
Employees [Member]
Nontrade Receivables, Current	20	39
Sundry [Member]
Nontrade Receivables, Current	$ 47	$ 70